Variable Interest Entity (Details) - Schedule of aggregate carrying value of VIEs’ assets and liabilities	Dec. 31, 2021 USD ($)
Variable Interest Entity (Details) - Schedule of aggregate carrying value of VIEs’ assets and liabilities [Line Items]
Assets	$ 5,361
Liabilities	2,266
Net Assets	3,095
Variable interest [Member]
Variable Interest Entity (Details) - Schedule of aggregate carrying value of VIEs’ assets and liabilities [Line Items]
Assets	4,195
Liabilities
Net Assets	4,195
Maximum Exposure to Losses	$ 4,195